Commitments, contingencies and operating risks (Details) ₽ in Billions	Dec. 31, 2022 RUB (₽) item	Dec. 31, 2021 RUB (₽)
Commitments, contingencies and operating risks
Maximum effect of additional losses on consolidated financial statements | ₽	₽ 2.2	₽ 1.9
Number of insurance policies held | item	0